Note 8 - Other Payables (Details) - Other Payables	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Other Payables [Abstract]
Social welfare accrual	$ 1,874,371	11,629,721	13,069,295
Expenses payable to employees	334,007	2,072,380	1,458,703
Payroll taxes payable	443,327	2,750,666	2,307,857
Customer deposits	198,993	1,234,676	1,274,676
Miscellaneous payable	46,833	290,578	271,350
Total other payables	$ 2,897,531	17,978,021	18,381,881